CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)
Operating expenses:
Selling, general and administrative expenses	(271,112)	(214,261)		(98,671)	(89,619)
Research and development expenses	(7,033)	(5,043)		(114)	(1,156)
Total operating expenses	(278,145)	(219,304)		(98,785)	(90,775)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)
Other income(expense)
Interest income	14,123	9,050	57,494	22,448	8,489
Interest and financing expenses	(22,316)	(18,660)	(118,548)	(2,266)	(40)
Exchange gain (loss)	(12,834)	1,441	9,153	(2,843)	(16,602)
Unrealized (loss) gain in investment	55,542	0	0	1,946	(548)
Other expense	(3,162)	(5,579)	(35,443)	(1,341)	(33)
Other income	2,251	4,574	29,057	20,634	2,799
Income (loss) from equity investments	10,232	(303)	(1,924)	(2,223)	0
Income (loss) before income tax	12,745	12,954	82,296	(50,753)	(98,982)
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)
Income (Loss) from continuing operations	13,841	10,809	68,666	(57,857)	(109,897)
Income (loss) from discontinued operations	(2,852)	0	0	(1,314)	(25,378)
Net income (loss) attributable to Agria Corporation	10,989	10,809	68,666	(59,171)	(135,275)
Less net income or addition of net loss attributable to the non controlling interest	7,377	(13,325)	(84,648)	0	0
Net income (loss)	18,367	(2,516)	(15,982)	(59,171)	(135,275)
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (0.02)	(0.14)	(0.49)	(0.88)
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	(0.01)	(0.20)
Net income (loss) per share - basic and diluted	0.17	$ (0.02)	(0.14)	(0.50)	(1.08)
Weighted average number of ordinary shares outstanding-Basic and diluted	110,766,600	110,766,600	110,766,600	118,377,357	125,271,946
Amounts attributable to Agria Corporation's common shareholders
Income (loss) from continuing operations, net of tax	19,520	(2,516)	(15,982)	(57,857)	(109,897)
Discontinued operations, net of tax	(1,153)	0	0	(1,314)	(25,378)
Net income (loss)	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.